Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Key management personnel [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets
Current liabilities	90	55
Non-current liabilities
Other related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets	659	4,239
Current liabilities	154	245
Non-current liabilities	$ 182